Goodwill and Intangible Assets, Net - Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk (Detail) - Operating segments [member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
United States [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Impairment losses recognized	$ (273)
Discount rate +1%	(1,243)
Long-term growth rate –1%	(986)
Spain [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Impairment losses recognized	(92)
Discount rate +1%	(59)
Long-term growth rate –1%	$ (47)